Right of Use Asset and Operating Lease Liability - Schedule of lease liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Leases [Abstract]
Current	$ 2,645	$ 2,304
Non-current	3,095	5,334
Lease liabilities	$ 5,740	$ 7,638